Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Inventory [Line Items]
Finished goods	¥ 726,034	¥ 603,721
Work in process	53,035	44,891
Raw materials	436,352	387,167
Total inventories	¥ 1,215,421	¥ 1,035,779